Earnings per Common Share - Calculation per Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Net (loss)/ income	$ (78,899)	$ 62,878	$ 89,737
Less:
Dividend declared on preferred shares Series B	0	0	(78)
Dividend declared on preferred shares Series D	0	0	(281)
Dividend declared on restricted shares	(89)	(105)	(245)
Undistributed loss/ (income) attributable to Series C participating preferred shares	3,835	(3,058)	(4,337)
Net (loss)/ income attributable to common stockholders, basic	(75,153)	59,715	84,796
Plus:
Dividend declared on preferred shares Series B	0	0	78
Dividend declared on preferred shares Series D	0	0	281
Dividend declared on restricted shares	0	105	245
Net (loss)/ income attributable to common stockholders, diluted	$ (75,153)	$ 59,820	$ 85,400
Denominator:
Denominator for basic net (loss)/ income per share - weighted average shares	150,412,031	149,932,713	150,025,086
Series A preferred stock	0	232,787	1,200,000
Series B preferred stock	0	0	156,893
Series D preferred stock	0	0	647,758
Restricted shares	0	570,656	1,270,658
Denominator for diluted net (loss)/ income per share - adjusted weighted average shares	150,412,031	150,736,156	153,300,395
Net (loss)/ income per share, basic	$ (0.5)	$ 0.4	$ 0.57
Net (loss)/ income per share, diluted	$ (0.5)	$ 0.4	$ 0.56